1933 Act File No. 33-54445
                                          1940 Act File No. 811-7193


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.        .....................
                                 ------                           ------

    Post-Effective Amendment No.   14  .....................         X
                                 ------                           ------

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   15  ....................................         X
                  ------                                          ------

                       FEDERATED INSTITUTIONAL TRUST
            (Exact Name of Registrant as Specified in Charter)
                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
_ _ on                   pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a) (i)
    on                       pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, DC  20037




PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

                  (a)   (i)    Conformed copy of Amended and Restated
                               Declaration of Trust of the Registrant; (2)
                        (ii)   Conformed copy of Amendment No. 3 to the
                               Declaration of Trust of the Registrant; (10)
                        (iii)  Conformed copy of Amendment No. 4 to the
                               Declaration of Trust of the Registrant; (7)
                        (iv)   Conformed copy of Amendment No. 5 to the
                               Declaration of Trust of the Registrant; (8)
                        (v)    Conformed copy of Amendment No. 6 to the
                        Declaration
                               of Trust of the Registrant; (10)
                  (b)   (i)    Copy of By-Laws of the Registrant;(2)
                        (ii) Copy of Amendment No.1 to the By-Laws of the Registrant; (7)
                        (iii) Copy of Amendment No.2 to the By-Laws of the Registrant; (7)
                        (iv) Copy of Amendment No.3 to the By-Laws of the Registrant; (7)
                        (v) Copy of Amendment No.4 to the By-Laws of the Registrant; (7)
                  (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2)
                  (d)   (i)    Conformed copy of Investment Advisory Contract
                               of the Registrant (including Exhibit A) of the
                               Registrant; (3)
                        (ii)   Conformed copy of Amendment to the Investment
                               Advisory Contract of the Registrant; (9)
                        (iii)  Conformed copy of Exhibit B to the Investment
                               Advisory Contract of the Registrant; (10)
                  (e)   (i)    Conformed copy of Distributor's Contract of
                               the Registrant (including Exhibit A) of the
                               Registrant; (3)
                        (ii)   Conformed copy of Exhibit B to the
                               Distributor's Contract of the Registrant:
                               (6)
                        (iii)  Conformed copy of Amendment to the
                               Distributor's Contract of the Registrant;
                               (9)

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2.    Response is incorporated by reference to Registrant's Registration
      Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-5444 and 811-7193).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-54445 and 811-7193).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on form N-1A filed September 28, 1999. (File Nos. 33-54445 and 811-7193).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on form N-1A filed September 27, 2002. (File Nos. 33-54445 and 811-7193).



                  (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
                  (f)   Not applicable;
                  (g)   (i)    Conformed copy of Custodian Contract of the
                        Registrant; (3)
                        (ii)   Conformed copy of Custodian Fee Schedule; (5)
                        (iii)  Conformed copy of Amendment to the Custodian
                               Contract of the Registrant; (10)
                  (h)   (i)    Conformed copy of Amended and Restated
                               Agreement for Fund Accounting Services,
                               Administrative Services, Transfer Agency
                               Services, and Custody Services Procurement;
                               (7)
                        (ii)   Conformed copy of Amendment to the
                               Agreement for Fund Accounting Services,
                               Administrative Services, Transfer Agency
                               Services, and Custody Services Procurement;
                               (9)
                        (iii)  Copy of Schedules A, B, and C to the
                               Agreement for Fund Accounting Services,
                               Administrative Services, Transfer Agency
                               Services, and Custody Services Procurement;
                               (10)
                        (iv)   The Registrant hereby incorporates the
                               conformed copy of the Second Amended and
                               Restated Shareholder Services Agreement
                               from Item (h) (v) of the Investment Series
                               Funds, Inc. Registration Statement on Form
                               N-1A, filed with the Commission on January
                               23, 2002. (Files Nos. 33-48847 and
                               811-07021);
                        (v)    The responses described in Item 23(e)(iv)
                               are hereby incorporated by reference.
                  (i)   Conformed copy of Opinion and Consent of Counsel
                         as to legality of shares being registered; (2)
                  (j)   Conformed copy of the Consent of Independent Auditors;
                        (10)


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2.    Response is incorporated by reference to Registrant's Registration
      Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.5 on Form N-1A filed February 27, 1998. (File Nos. 33-5444 and 811-7193).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-54445 and 811-7193).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on form N-1A filed September 27, 2002. (File Nos. 33-54445 and 811-7193).

                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital Understanding; (2)
                  (m)   (i)   Conformed copy of Distribution Plan (including
                              Exhibit A) of the Registrant; (6)
                        (ii)   The responses described in Item 23(e)(iv)
                               are hereby incorporated by reference.
                  (n) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item
                        (n) of the Federated Income Securities Trust
                        Registration Statement on Form N-1A, filed with
                        the Commission on June 26, 2002.  (File Nos.
                        33-3164 and 811-4577).
                  (o)   (i)   Conformed copy of Power of Attorney of the
                              Registrant; (8)
                        (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (8)
(iii) Conformed copy of Power of Attorney of Trustees of the Registrant.
                              (9)
(iv)  Conformed copy of the Power of Attorney of the Chief Investment of
                              Officer the Registrant; (9)
                  (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access persons from
                        Item 23(p) of the Federated Managed Allocation Portfolios, Registration Statement on Form N-1A filed with the Commission on January 25, 2001.
                        (File Nos. 33-51247 and 811-7129).


Item 24.    Persons Controlled by or Under Common Control with Registrant

            None

Item 25.    Indemnification:(2)


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2.    Response is incorporated by reference to Registrant's Registration
      Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-5444 and 811-7193).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on form N-1A filed September 28, 1999. (File Nos. 33-54445 and 811-7193).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).


Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part
         A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
         Vice Presidents:                    John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh

                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
         Assistant Vice Presidents:          Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.




Item 27.  Principal Underwriters:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                  Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.


         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Senior Vice Presidents:       Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Vice Presidents:              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable



Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                        Federated Investors Tower
                                  1001 Liberty Avenue
                                  Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                  Federated Investors Funds
                                  5800 Corporate Drive
                                  Pittsburgh, PA 15237-7000

Federated Shareholder Services    P.O. Box 8600
Company  ("Transfer Agent and DiviBoston, MA 02266-8600
Disbursing Agent")

Federated Services Company        Federated Investors Tower
("Administrator")                 1001 Liberty Avenue
                                  Pittsburgh, PA 15222-3779

Federated Investment Management   Federated Investors Tower
Company ("Adviser")               1001 Liberty Avenue
                                  Pittsburgh, PA 15222-3779

State Street Bank and Trust       P.O. Box 8600
Company ("Custodian")             Boston, MA 02266-8600


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


                                SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 3rd day of October 2002.

                       FEDERATED INSTITUTIONAL TRUST

                  BY: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                   October 3, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                 TITLE                     DATE
----                                 -----                     ----
By:   /s/Andrew P. Cross             Attorney In Fact For the  October 3, 2002
         Andrew P. Cross             Persons Listed Below
ASSISTANT SECRETARY

NAME                                 TITLE
----                                 -----
John F. Donahue*                     Chairman and Trustee

J. Christopher Donahue*              President and Trustee
                                     (Principal Executive
                                     Officer)
Richard J. Thomas*                   Treasurer (Principal
                                     Financial Officer)
Thomas G. Bigley*                    Trustee
John T. Conroy, Jr.*                 Trustee
Nicholas P. Constantakis*            Trustee
John F. Cunningham*                  Trustee
William D. Dawson, III*              Chief Investment Officer
Lawrence D. Ellis, M.D.*             Trustee
Peter E. Madden*                     Trustee
Charles F. Mansfield, Jr.*           Trustee
John E. Murray, Jr., J.D., S.J.D.*   Trustee
Marjorie P. Smuts*                   Trustee
John S. Walsh*                       Trustee

* By Power of Attorney